SENIOR CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
Senior Convertible Notes Disclosure [Abstract]
Senior Convertible Notes Disclosure [Text Block]
NOTE 10:-	SENIOR CONVERTIBLE NOTES

In November 2004, the Company issued an aggregate of $ 125,000 principal amount of its 2% Senior Convertible Notes due November 9, 2024 (the "Notes"). The Company is obligated to pay interest on the Notes semi-annually on May 9 and November 9 of each year.

The Notes are convertible, at the option of the holders at any time before the maturity date, into ordinary shares of the Company at a conversion rate of 53.4474 ordinary shares per $ 1 principal amount of Notes, representing a conversion price of approximately $ 18.71 per share. Upon such conversion in lieu of the delivering of ordinary shares, the Company may elect to pay the holders cash or a combination of cash and ordinary shares. The Notes are subject to redemption at any time on or after November 9, 2009, in whole or in part, at the option of the Company, at a redemption price of 100% of the principal amount plus accrued and unpaid interest. The Notes are subject to repurchase, at the holders' option, on November 9, 2009, November 9, 2014 or November 9, 2019, at a repurchase price equal to 100% of the principal amount plus accrued and unpaid interest, if any, on such repurchase date. The Company may choose to settle in cash upon conversion. The holders of almost all of the principal amount of the Notes outstanding in November, 2009 elected to have the Company repurchase the Notes held by them.

Effective January 1, 2009, the Company adopted the amendment to ASC 470-20 "Debt with Conversion and Other Options". The amendment specifies that issuers of such instruments should separately account for the liability and equity components in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. As a result, the Company recorded an additional $ 2,775 of interest expense in 2009.

During 2009 and 2010, the Company repurchased $ 73,100 and $ 50, respectively, in principal amount of the Notes for a total cost, including accrued interest, of $ 73,147 and $ 50, respectively. As of December 31, 2010 and 2011, there are $ 353 in principal amount of the Notes outstanding. The effective interest rate for the years ended December 31, 2009, 2010 and 2011 amounted to 3.35%, 2% and 2%, respectively.